CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical)	Jun. 30, 2021 $ / shares shares
Preferred stock, par value, (per share) | $ / shares	$ 0.0001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A Common Stock
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	500,000,000
Common shares, shares outstanding	5,236,031
Class A Common Stock Subject to Redemption
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares issued	5,236,031
Temporary equity, shares outstanding	35,013,969
Purchase price, per unit | $ / shares	$ 10.00
Class A Common Stock Not Subject to Redemption
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	500,000,000
Common shares, shares issued	5,236,031
Common shares, shares outstanding	5,236,031
Class B Common Stock
Common shares, par value, (per share) | $ / shares	$ 0.0001
Common shares, shares authorized	50,000,000
Common shares, shares issued	10,062,500
Common shares, shares outstanding	10,062,500